Unaudited Condensed Consolidated Statements of Changes in Deficit	Ordinary shares Class A USD ($) shares	Ordinary shares Class A CNY (¥) shares	Ordinary shares Class B USD ($) shares	Ordinary shares Class B CNY (¥) shares	Subscription receivable USD ($)	Subscription receivable CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY (¥)	Total Pomdoctor Limited’s shareholders’ deficit USD ($)	Total Pomdoctor Limited’s shareholders’ deficit CNY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2024		¥ 2,988		¥ 1,408		¥ (1,608)				¥ (2,263,419,477)		¥ (5,231)		¥ (2,263,421,920)		¥ 18,166		¥ (2,263,403,754)
Balance (in Shares) at Dec. 31, 2024 | shares	4,268,156	4,268,156	2,042,042	2,042,042
Net loss										(19,884,532)				(19,884,532)		(960)		(19,885,492)
Accretion on convertible redeemable preferred shares to redemption value										(52,405,735)				(52,405,735)				(52,405,735)
Other comprehensive loss												7,106		7,106				7,106
Balance at Jun. 30, 2025		¥ 2,988		¥ 1,408		(1,608)				(2,335,709,744)		1,875		(2,335,705,081)		17,206		(2,335,687,875)
Balance (in Shares) at Jun. 30, 2025 | shares	4,268,156	4,268,156	2,042,042	2,042,042
Balance at Dec. 31, 2025		¥ 14,997		¥ 1,408		(2,186)		2,023,765,569		(2,475,998,594)		(1,752,460)		(453,971,266)		(27,325,395)		(481,296,661)
Balance (in Shares) at Dec. 31, 2025 | shares	21,140,922	21,140,922	2,042,042	2,042,042
Net loss										(229,785,589)				(229,785,589)		(8,384,599)	$ (35,101,942)	(238,170,188)
Share-based compensation								215,647,569						215,647,569				215,647,569
Other comprehensive loss												(2,325,505)		(2,325,505)			(342,737)	(2,325,505)
Balance at Jun. 30, 2026	$ 2,210	¥ 14,997	$ 208	¥ 1,408	$ (322)	¥ (2,186)	$ 330,048,656	¥ 2,239,413,138	$ (398,783,243)	¥ (2,705,784,183)	$ (601,018)	¥ (4,077,965)	$ (69,333,509)	¥ (470,434,791)	$ (5,263,002)	¥ (35,709,994)	$ (74,596,511)	¥ (506,144,785)
Balance (in Shares) at Jun. 30, 2026 | shares	21,140,922	21,140,922	2,042,042	2,042,042